UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    ACF Industries, Incorporated
         (as sponsor of the ACF Pension Plans)
Address: 620 N. Second Street
         St. Charles, Missouri  63301

Form 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Mitchell
Title:   Senior Vice President-Finance
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell         New York, New York                    05/14/03
[Signature]                       [City, State]                       [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:              $50,466
                                                  (thousands)


List of Other Included Managers:  None














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
                                                    FORM 13F INFORMATION TABLE
                                                AS OF MARCH 31, 2003 (SEC USE ONLY)
                  NAME OF REPORTING MANAGER:  ACF Industries, Incorporated (as sponsor of the ACF Pension Plans)

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-            Item 7:           Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS            VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-             SEE             AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION               INSTR.V
(SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared                 (a)        (b)       (c)
                                                            Sole       str. V   Other                  Sole      Shared     None

Agere Sys Inc.  Com        00845V209      51      34,295    X                                       34,295

Arrow Electrs   Com        042735100     735      50,000    X                                       50,000
Inc.

AT&T Corp       New        001957505     486      30,000    X                                       30,000
                Com

AT&T Wireless
Svcs Inc.       Com        00209A106     319      48,270    X                                       48,270

Avaya Inc.      Com        053499109      22      10,802    X                                       10,802

Avnet Inc.      Com        053807103     524      50,000    X                                       50,000

BCE Inc.        Com        05534B109     366      20,000    X                                       20,000

BG PLC          ADR        055434203     242      12,548    X                                       12,548
                Final
                Inst. N

Coca Cola       Com        191219104   1,682      90,000    X                                       90,000
Enterprises
Inc.

Comcast Corp.   New
                CLA
                Com        20030N101   1,387      48,525    X                                       48,525

Cox             CLA        224044107     948      30,480    X                                       30,480
Communications  Com
Inc.

CP Holdrs       Dep        12616K106   2,223      50,000    X                                       50,000
                Rept CP

Delphi          Com        247126105     119      17,473    X                                       17,473
Corp.

Emerging Markts Com        290890102      64      12,144    X                                       12,144
Telecomms.
FD Inc.

General         Com        369604103   3,825     150,000    X                                      150,000
Electric Co.

General Mtrs
Corp            CL H       370442832     177      15,840    X                                       15,840
                Com

General Mtrs.   Com        370442105     674      20,042    X                                       20,042
Corp.

Imperial Chem   ADR NEW    452704505      74      12,272    X                                       12,272
Inds PLC

Int'l Business  Com        459200101   6,274      80,000    X                                       80,000
Machines

JP Morgan
Chase & Co      Com        46625H100   2,193      92,500    X                                       92,500

Kerr McGee      Com        492386107   1,218      30,000    X                                       30,000
Corp.

Lockheed        Com        539830109   2,340      49,218    X                                       49,218
Martin Corp.

Lowes Cos.      Com        548661107  13,062     320,000    X                                      320,000
Inc.

Lucent          Com        549463107     191     129,632    X                                      129,632
Technologies
Inc.

Magna           CLA        559222401     523      10,000    X                                       10,000
International   Com
Inc.

Martin          Com        573284106     703      25,445    X                                       25,445
Marietta
Materials Inc.

Murphy Oil      Com        626717102   1,093      24,750    X                                       24,750
Corp.

Nortel Networks
Corp            Com        656568102      65      31,407    X                                       31,407

Occidental      Com        674599105     599      20,000    X                                       20,000
Pete Corp.

Pactiv
Corporation     Com        695257105     203      10,000    X                                       10,000

Pfizer Inc.     Com        717081103   5,609     180,000    X                                      180,000

Philips         Spons      500472303     557      35,696    X                                       35,696
Electrs NV      ADR

Unisys Corp.    Com        909214108     648      70,000    X                                       70,000

United State    Com        912909108     115      11,731    X                                       11,731
Stl Corp.

United          Com        913017109   1,155      20,000    X                                       20,000
Technologies
Corp.

                TOTAL                 50,466



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